Share-Based Compensation (Details 3)		12 Months Ended
	May 12, 2018 share	Dec. 31, 2018 CAD ($) share Year	Dec. 31, 2018 USD ($) share Year $ / shares	Dec. 31, 2017 CAD ($) share Year	Dec. 31, 2017 USD ($) share Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options granted | share	20,000	20,000	20,000	535,000	535,000
Vesting requirements		Immediately	Immediately	Immediately	Immediately
Contractual life			9.54		10
Method of settlement		In equity	In equity	In equity	In equity
Exercise price per share | $			$ 8.76		$ 8.76
Market price per share on grant date | $ / shares			$ 6.30		$ 8.40
Expected volatility		37.86%	37.86%	37.74%	37.74%
Expected option life		9.54	9.54	10	10
Expected dividends		0.00%	0.00%	0.00%	0.00%
Risk-free interest rate		2.93%	2.93%	2.38%	2.38%
Fair value of option granted (per option)		$ 3.44	$ 2.69	$ 5.38	$ 4.22